Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
6. INVENTORIES
The components of inventories are as
follows
:

	December 31
	2018	2019
	US$	US$
Finished goods	26,059	26,305
Work in process	30,830	37,342
Raw materials	24,629	24,792

	81,518	88,439

The Company wrote down US$698 thousand, US$2,095 thousand and US$9,085 thousand in 2017
,
2018

and
2019,
 respectively, for estimated obsolete or unmarketable inventory.